AB Cap Fund, Inc.

AB Select US Equity Portfolio

Portfolio of Investments

March 31, 2021 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 97.8%
Information Technology – 23.4%
Communications Equipment – 0.9%
F5 Networks, Inc.(a)	9,272	$1,934,325

IT Services – 3.1%
Digitalocean Holdings, Inc.(a)	5,922	249,494
PayPal Holdings, Inc.(a)	6,717	1,631,156
Visa, Inc. - Class A	20,843	4,413,088

		6,293,738

Semiconductors & Semiconductor Equipment – 6.3%
Advanced Micro Devices, Inc.(a)	16,714	1,312,049
Broadcom, Inc.	5,238	2,428,651
Intel Corp.	31,447	2,012,608
NVIDIA Corp.	3,638	1,942,437
NXP Semiconductors NV	8,560	1,723,471
Texas Instruments, Inc.	18,593	3,513,891

		12,933,107

Software – 8.1%
Adobe, Inc.(a)	5,945	2,826,075
Microsoft Corp.	46,418	10,943,972
Oracle Corp.	39,168	2,748,418

		16,518,465

Technology Hardware, Storage & Peripherals – 5.0%
Apple, Inc.	84,635	10,338,165

		48,017,800

Financials – 14.8%
Banks – 6.2%
Bank of America Corp.	64,227	2,484,943
Fifth Third Bancorp	90,706	3,396,940
JPMorgan Chase & Co.	24,927	3,794,637
PNC Financial Services Group, Inc. (The)	17,625	3,091,601

		12,768,121

Capital Markets – 5.1%
Apollo Global Management, Inc.	34,178	1,606,708
BlackRock, Inc. - Class A	2,154	1,624,030
Charles Schwab Corp. (The)	33,000	2,150,940
Goldman Sachs Group, Inc. (The)	15,339	5,015,853

		10,397,531

Diversified Financial Services – 3.5%
Berkshire Hathaway, Inc. - Class B(a)	27,856	7,116,372

Insurance – 0.0%
Oscar Health, Inc.(a) (b)	3,756	100,961

		30,382,985

Health Care – 13.0%
Biotechnology – 0.3%
Vertex Pharmaceuticals, Inc.(a)	3,183	683,995

Company	Shares	U.S. $ Value

Health Care Equipment & Supplies – 4.0%
Abbott Laboratories	32,219	$3,861,125
Danaher Corp.	10,649	2,396,877
Zimmer Biomet Holdings, Inc.	11,717	1,875,657

		8,133,659

Health Care Providers & Services – 4.0%
Humana, Inc.	4,480	1,878,240
Quest Diagnostics, Inc.	11,069	1,420,595
UnitedHealth Group, Inc.	13,296	4,947,043

		8,245,878

Life Sciences Tools & Services – 1.3%
IQVIA Holdings, Inc.(a)	13,422	2,592,325

Pharmaceuticals – 3.4%
Eli Lilly & Co.	6,537	1,221,242
Johnson & Johnson	22,701	3,730,910
Merck & Co., Inc.	26,052	2,008,349

		6,960,501

		26,616,358

Industrials – 12.6%
Aerospace & Defense – 2.1%
Howmet Aerospace, Inc.(a)	39,716	1,276,075
Raytheon Technologies Corp.	38,777	2,996,299

		4,272,374

Industrial Conglomerates – 4.1%
Honeywell International, Inc.	38,145	8,280,135

Professional Services – 1.4%
Jacobs Engineering Group, Inc.	22,797	2,946,968

Road & Rail – 5.0%
Norfolk Southern Corp.	24,941	6,697,158
Union Pacific Corp.	15,976	3,521,270

		10,218,428

		25,717,905

Communication Services – 11.7%
Diversified Telecommunication Services – 1.1%
Comcast Corp. - Class A	41,680	2,255,305

Entertainment – 3.1%
Activision Blizzard, Inc.	25,287	2,351,691
Netflix, Inc.(a)	2,194	1,144,522
Walt Disney Co. (The)(a)	15,350	2,832,382

		6,328,595

Interactive Media & Services – 6.6%
Alphabet, Inc. - Class C(a)	3,499	7,238,136
Facebook, Inc. - Class A(a)	21,388	6,299,408

		13,537,544

Company	Shares	U.S. $ Value

Wireless Telecommunication Services – 0.9%
T-Mobile US, Inc.(a)	14,749	$1,847,902

		23,969,346

Consumer Discretionary – 10.7%
Hotels, Restaurants & Leisure – 1.4%
McDonald’s Corp.	13,292	2,979,269

Internet & Direct Marketing Retail – 4.0%
Amazon.com, Inc.(a)	2,044	6,324,299
Booking Holdings, Inc.(a)	827	1,926,778

		8,251,077

Multiline Retail – 1.3%
Target Corp.	13,077	2,590,161

Specialty Retail – 4.0%
Home Depot, Inc. (The)	12,190	3,720,998
Lowe’s Cos., Inc.	14,606	2,777,769
Ross Stores, Inc.	14,068	1,686,894

		8,185,661

		22,006,168

Consumer Staples – 6.1%
Food & Staples Retailing – 1.8%
Costco Wholesale Corp.	4,852	1,710,233
Walmart, Inc.	14,087	1,913,437

		3,623,670

Household Products – 3.7%
Procter & Gamble Co. (The)	56,178	7,608,186

Personal Products – 0.6%
Estee Lauder Cos., Inc. (The) - Class A	4,622	1,344,309

		12,576,165

Energy – 4.5%
Oil, Gas & Consumable Fuels – 4.5%
Chevron Corp.	27,424	2,873,761
EOG Resources, Inc.	25,118	1,821,809
Exxon Mobil Corp.	46,574	2,600,226
Pioneer Natural Resources Co.	11,915	1,892,341

		9,188,137

Utilities – 1.0%
Electric Utilities – 1.0%
NextEra Energy, Inc.	25,863	1,955,501

Total Common Stocks (cost $125,051,761)		200,430,365

PREFERRED STOCKS – 0.1%
Consumer Discretionary – 0.1%
Household Durables – 0.1%
Honest Co., Inc. (The) Series D(a) (c) (d) (cost $183,248)	4,005	142,898

Company	Shares	U.S. $ Value

SHORT-TERM INVESTMENTS – 2.4%
Investment Companies – 2.3%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.01%(e) (f) (g) (cost $4,759,778)	4,759,778	$4,759,778

	Principal Amount (000)

Time Deposits – 0.1%
BBH Grand Cayman (0.31)%, 04/01/2021	JPY	1,525	13,777
(0.06)%, 04/01/2021	HKD	153	19,661
0.00, 04/01/2021	CAD	5	4,145
Citibank, London (0.76)%, 04/01/2021	EUR	35	41,434
0.00, 04/01/2021	GBP	41	56,766

Total Time Deposits (cost $135,783)			135,783

Total Short-Term Investments (cost $4,895,561)			4,895,561

Total Investments Before Security Lending Collateral for Securities Loaned – 100.3% (cost $130,130,570)			205,468,824

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 0.0%
Investment Companies – 0.0%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.01%(e) (f) (g) (cost $97,226)		97,226	97,226

Total Investments – 100.3% (cost $130,227,796)(h)			205,566,050

Other assets less liabilities – (0.3)%			(632,003)

Net Assets – 100.0%			$204,934,047

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Fair valued by the Adviser.
(d)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(e)	The rate shown represents the 7-day yield as of period end.
(f)	Affiliated investments.
(g)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(h)

As of March 31, 2021, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $75,545,591 and gross unrealized depreciation of investments was $(207,337), resulting in net unrealized appreciation of $75,338,254.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

CAD – Canadian Dollar

EUR – Euro

GBP – Great British Pound

HKD – Hong Kong Dollar

JPY – Japanese Yen

AB Cap Fund, Inc.

AB Select US Equity Portfolio

March 31, 2021 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of March 31, 2021:

Investments in Securities	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks:
Information Technology	$48,017,800	$-0-	$-0-	$48,017,800
Financials	30,382,985	-0-	-0-	30,382,985
Health Care	26,616,358	-0-	-0-	26,616,358
Industrials	25,717,905	-0-	-0-	25,717,905
Communication Services	23,969,346	-0-	-0-	23,969,346
Consumer Discretionary	22,006,168	-0-	-0-	22,006,168
Consumer Staples	12,576,165	-0-	-0-	12,576,165
Energy	9,188,137	-0-	-0-	9,188,137
Utilities	1,955,501	-0-	-0-	1,955,501
Preferred Stocks	-0-	-0-	142,898	142,898
Short-Term Investments:
Investment Companies	4,759,778	-0-	-0-	4,759,778
Time Deposits	-0-	135,783	-0-	135,783
Investments of Cash Collateral for Securities Loaned in
Affiliated Money Market Fund	97,226	-0-	-0-	97,226

Total Investments in Securities	205,287,369	135,783	142,898	205,566,050
Other Financial Instruments*	-0-	-0-	-0-	-0-

Total	$205,287,369	$135,783	$142,898	$205,566,050

*

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended March 31, 2021 is as follows:

Fund	Market Value 6/30/20 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 3/31/21 (000)	Dividend Income (000)
Government Money Market Portfolio	$4,604	$44,370	$44,214	$4,760	$2
Government Money Market Portfolio*	-0-	640	543	97	0	**
Total				$4,857	$2

*	Investment of cash collateral for securities lending transactions.
**	Amount is less than $500.